Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net
12.	Property and equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2017	2018
	RMB	RMB
Buildings	1,172,239	1,172,239
Computers and equipment	466,595	571,654
Leasehold improvements	142,827	155,801
Software	38,235	49,146
Furniture and fixtures	20,254	21,054
Motor vehicles	6,356	5,383
Total	1,846,506	1,975,277
Less: Accumulated depreciation	(494,825)	(645,525)
Net book value	1,351,681	1,329,752

Depreciation expenses for the years ended December 31, 2016, 2017 and 2018 were RMB175.6 million, RMB211.2 million and RMB190.6 million, respectively.